Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current	$ 504,591	$ 530,819	$ 98,973
Deferred income tax expense	(123,962)	(20,149)	(94,946)
Income tax expense	380,629	510,670	4,027
Income before income tax	$ 1,343,369	$ 2,020,002	$ (195)
Statutory income tax rate		0.00%	0.00%
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	$ 373,655	$ 505,000	$ (49)
Tax effect of non-deductible expenditure	130,936	25,819	$ 99,022
VAT taxes payable	534,210	368,947
Income taxes payable	1,256,580	710,438
Other taxes payable	11,600	3,485
Totals	$ 1,802,390	$ 1,082,870
CAYMAN ISLANDS
Statutory income tax rate	0.00%	0.00%	0.00%